MAXIFLEX GROUP
                       CONSECO VARIABLE ANNUITY ACCOUNT C
                       CONSECO VARIABLE INSURANCE COMPANY

                        SUPPLEMENT DATED JANUARY 1, 2001

The following supplements certain information contained in your prospectus for the Maxiflex Group fixed and variable annuity:

1. Effective as of the date of this supplement, you may also invest in the following Variable Account Investment Options:

     PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
     MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.
     Pioneer Fund VCT Portfolio
     Pioneer Equity-Income VCT Portfolio
     Pioneer Europe VCT Portfolio

2. As of the date of this Supplement, you may invest in the INVESCO VIF--High Yield Fund and the INVESCO VIF--Equity Income Fund of INVESCO Variable Investment Funds, Inc. Information regarding these funds is contained in the prospectus.

3.   The following is added to the "Annual Fund Expenses" table:

                                                                                                TOTAL ANNUAL
                                                                         OTHER EXPENSES*     PORTFOLIO EXPENSES*
                                                                         (AFTER EXPENSE        (AFTER EXPENSE
                                                                       REIMBURSEMENT, IF     REIMBURSEMENT, IF
                                           MANAGEMENT                   ANY, FOR CERTAIN      ANY, FOR CERTAIN
                                             FEES          12B-1 FEES      PORTFOLIOS)           PORTFOLIOS)
-----------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio                     .65%           .25%               .07%               .97%
Pioneer Equity-Income VCT Portfolio            .65%           .25%               .09%               .99%
Pioneer Europe VCT Portfolio**                1.00%           .25%               .47%              1.72%

-----------------

 * Expenses for fiscal year ended December 31, 2000 are estimated.
** Absent expense offsets, other expenses are estimated to be .49% for the year ended December 31, 2000.

4.   The following Examples are added to the prospectus:

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the sub-account listed: (a) if you surrender the Contract at the end of the time periods; (b) if you do not surrender your Contract at the end of each time period; (c) if you annuitize at the end of the time periods.

                                                          TIME PERIODS
                                                      1 YEAR       3 YEARS
--------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio......................    (a) $ 71        (a) $114
                                                    (b) $ 20        (b) $ 63
                                                    (c) $ 71        (c) $114

Pioneer Equity-Income VCT Portfolio.............    (a) $ 71        (a) $114
                                                    (b) $ 21        (b) $ 64
                                                    (c) $ 71        (c) $114

Pioneer Europe VCT Portfolio....................    (a) $ 79        (a) $136
                                                    (b) $ 28        (b) $ 86
                                                    (c) $ 79        (c) $136

                                                                           CV320

5. The following per accumulation unit values for the period ended September 30, 2000 are added to Appendix A:

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
--------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO (a)
Accumulation unit value at beginning of period ..................        $5.109
Accumulation unit value at end of period ........................        $4.883
Percentage change in accumulation unit value ....................         -4.42%
Number of accumulation units outstanding at end of period........    1,508,509

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO (a)
Accumulation unit value at beginning of period ..................        $2.257
Accumulation unit value at end of period ........................        $2.033
Percentage change in accumulation unit value ....................         -9.92%
Number of accumulation units outstanding at end of period........     1,560,862

ALGER AMERICAN GROWTH PORTFOLIO (e)
Accumulation unit value at beginning of period ..................        $2.338
Accumulation unit value at end of period ........................        $2.318
Percentage change in accumulation unit value ....................         -0.84%
Number of accumulation units outstanding at end of period........     1,568,789

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO (e)
Accumulation unit value at beginning of period ..........                $2.019
Accumulation unit value at end of period ................                $2.437
Percentage change in accumulation unit value ............                 20.68%
Number of accumulation units outstanding at end of period               206,634

--------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
--------------------------------------------------------------------------------
VP INTERNATIONAL (e)
Accumulation unit value at beginning of period ..................        $2.093
Accumulation unit value at end of period ........................        $1.824
Percentage change in accumulation unit value ....................        -12.84%
Number of accumulation units outstanding at end of period........       154,690

VP VALUE (e)
Accumulation unit value at beginning of period ..................        $1.252
Accumulation unit value at end of period ........................        $1.299
Percentage change in accumulation unit value ....................          3.74%
Number of accumulation units outstanding at end of period........       218,490

VP INCOME & GROWTH (f)
Accumulation unit value at beginning of period ..................        $1.268
Accumulation unit value at end of period ........................        $1.210
Percentage change in accumulation unit value ....................         -4.54%
Number of accumulation units outstanding at end of period........       265,971

--------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:
--------------------------------------------------------------------------------
BERGER IPT-GROWTH FUND (e)
Accumulation unit value at beginning of period ..................        $1.930
Accumulation unit value at end of period ........................        $2.165
Percentage change in accumulation unit value ....................         12.16%
Number of accumulation units outstanding at end of period........       423,200

                                                                           CV320

BERGER IPT-GROWTH AND INCOME FUND (e)
Accumulation unit value at beginning of period ..................        $2.375
Accumulation unit value at end of period ........................        $2.598
Percentage change in accumulation unit value ....................          9.37%
Number of accumulation units outstanding at end of period........       452,165

BERGER IPT-NEW GENERATION FUND (g)
Accumulation unit value at beginning of period ..................        $1.000
Accumulation unit value at end of period ........................        $1.042
Percentage change in accumulation unit value ....................          4.20%
Number of accumulation units outstanding at end of period........       162,655

BERGER IPT-SMALL COMPANY GROWTH FUND (e)
Accumulation unit value at beginning of period ..................        $2.626
Accumulation unit value at end of period ........................        $3.034
Percentage change in accumulation unit value ....................         15.52%
Number of accumulation units outstanding at end of period........       366,378

BERGER IPT-INTERNATIONAL FUND (e)
Accumulation unit value at beginning of period ..................        $1.455
Accumulation unit value at end of period ........................        $1.308
Percentage change in accumulation unit value ....................        -10.08%
Number of accumulation units outstanding at end of period........         6,977

--------------------------------------------------------------------------------
CONSECO SERIES TRUST:
--------------------------------------------------------------------------------
BALANCED PORTFOLIO (b)
Accumulation unit value at beginning of period ..................        $2.874
Accumulation unit value at end of period ........................        $3.481
Percentage change in accumulation unit value ....................         21.11%
Number of accumulation units outstanding at end of period........     5,983,305

EQUITY PORTFOLIO--QUALIFIED PORTFOLIO (c)
Accumulation unit value at beginning of period ..................       $36.036
Accumulation unit value at end of period ........................       $45.958
Percentage change in accumulation unit value ....................         27.53%
Number of accumulation units outstanding at end of period........     5,833,919

EQUITY PORTFOLIO--NON-QUALIFIED (c)
Accumulation unit value at beginning of period ..................       $28.526
Accumulation unit value at end of period ........................       $36.380
Percentage change in accumulation unit value ....................         27.53%
Number of accumulation units outstanding at end of period........       135,794

FIXED INCOME PORTFOLIO--QUALIFIED (d)
Accumulation unit value at beginning of period ..................        $5.674
Accumulation unit value at end of period ........................        $6.018
Percentage change in accumulation unit value ....................          6.06%
Number of accumulation units outstanding at end of period........     1,781,726

FIXED INCOME PORTFOLIO--NON-QUALIFIED (d)
Accumulation unit value at beginning of period ..................        $5.452
Accumulation unit value at end of period ........................        $5.782
Percentage change in accumulation unit value ....................          6.06%
Number of accumulation units outstanding at end of period........        57,692

                                                                           CV320

CONSECO 20 FOCUS PORTFOLIO (g)
Accumulation unit value at beginning of period ..................        $1.000
Accumulation unit value at end of period ........................        $1.338
Percentage change in accumulation unit value ....................         33.80%
Number of accumulation units outstanding at end of period........        43,343

GOVERNMENT SECURITIES PORTFOLIO (b)
Accumulation unit value at beginning of period ..................        $1.290
Accumulation unit value at end of period ........................        $1.370
Percentage change in accumulation unit value ....................          6.16%
Number of accumulation units outstanding at end of period........       433,676

CONSECO HIGH YIELD PORTFOLIO (g)
Accumulation unit value at beginning of period ..................        $1.000
Accumulation unit value at end of period ........................        $1.012
Percentage change in accumulation unit value ....................          1.20%
Number of accumulation units outstanding at end of period........        11,801

MONEY MARKET PORTFOLIO (d)
Accumulation unit value at beginning of period ..................        $2.930
Accumulation unit value at end of period ........................        $3.040
Percentage change in accumulation unit value ....................          3.75%
Number of accumulation units outstanding at end of period........     2,576,370

-------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (a):
-------------------------------------------------------------------------------
Accumulation unit value at beginning of period ..................        $2.808
Accumulation unit value at end of period ........................        $2.744
Percentage change in accumulation unit value ....................         -2.29%
Number of accumulation units outstanding at end of period........     9,509,845

-------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (a):
-------------------------------------------------------------------------------
Accumulation unit value at beginning of period ..................        $2.964
Accumulation unit value at end of period ........................        $2.996
Percentage change in accumulation unit value ....................          1.10%
Number of accumulation units outstanding at end of period........     1,808,290

-------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
-------------------------------------------------------------------------------
DREYFUS VIF DISCIPLINED STOCK PORTFOLIO (f)
Accumulation unit value at beginning of period ..................        $1.260
Accumulation unit value at end of period ........................        $1.266
Percentage change in accumulation unit value ....................          0.44%
Number of accumulation units outstanding at end of period........      229,236

DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO (f)
Accumulation unit value at beginning of period ..................        $1.195
Accumulation unit value at end of period ........................        $1.089
Percentage change in accumulation unit value ....................         -8.86%
Number of accumulation units outstanding at end of period........        32,559

--------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
--------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II (a)
Accumulation unit value at beginning of period ..................        $1.405
Accumulation unit value at end of period ........................        $1.364
Percentage change in accumulation unit value ....................         -2.91%
Number of accumulation units outstanding at end of period........       404,126


                                                                           CV320

FEDERATED INTERNATIONAL EQUITY FUND II (a)
Accumulation unit value at beginning of period ..................        $2.734
Accumulation unit value at end of period ........................        $2.328
Percentage change in accumulation unit value ....................        -14.86%
Number of accumulation units outstanding at end of period........       183,907

FEDERATED UTILITY FUND II (a)
Accumulation unit value at beginning of period ..................        $1.770
Accumulation unit value at end of period ........................        $1.746
Percentage change in accumulation unit value ....................         -1.35%
Number of accumulation units outstanding at end of period........       330,434

-------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUND:
-------------------------------------------------------------------------------
INVESCO VIF HIGH YIELD FUND (f)
Accumulation unit value at beginning of period ..................        $1.030
Accumulation unit value at end of period ........................        $1.005
Percentage change in accumulation unit value ....................         -2.47%
Number of accumulation units outstanding at end of period........       136,613

INVESCO VIF EQUITY INCOME FUND (f)
Accumulation unit value at beginning of period .................         $1.173
Accumulation unit value at end of period .......................         $1.233
Percentage change in accumulation unit value ...................           5.08%
Number of accumulation units outstanding at end of period.......         25,910

--------------------------------------------------------------------------------
JANUS ASPEN SERIES:
--------------------------------------------------------------------------------
AGGRESSIVE GROWTH PORTFOLIO (a)
Accumulation unit value at beginning of period ..................        $4.489
Accumulation unit value at end of period ........................        $4.422
Percentage change in accumulation unit value ....................         -1.48%
Number of accumulation units outstanding at end of period........     3,863,502

GROWTH PORTFOLIO (a)
Accumulation unit value at beginning of period ..................        $3.193
Accumulation unit value at end of period ........................        $3.263
Percentage change in accumulation unit value ....................          2.20%
Number of accumulation units outstanding at end of period........     4,558,038

WORLDWIDE GROWTH PORTFOLIO (a)
Accumulation unit value at beginning of period ..................        $3.898
Accumulation unit value at end of period ........................        $3.740
Percentage change in accumulation unit value ...................        . -4.05%
Number of accumulation units outstanding at end of period........     9,755,975

-------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
--------------------------------------------------------------------------------
LAZARD RETIREMENT EQUITY PORTFOLIO (f)
Accumulation unit value at beginning of period .................         $1.133
Accumulation unit value at end of period .......................         $1.126
Percentage change in accumulation unit value ...................          -0.62%
Number of accumulation units outstanding at end of period                17,151

                                                                           CV320

LAZARD RETIREMENT SMALL CAP PORTFOLIO (f)
Accumulation unit value at beginning of period ..................        $0.893
Accumulation unit value at end of period ........................        $1.016
Percentage change in accumulation unit value ....................         13.82%
Number of accumulation units outstanding at end of period........         5,015

-------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:
-------------------------------------------------------------------------------
LORD ABBETT GROWTH & INCOME PORTFOLIO (f)
Accumulation unit value at beginning of period ..................        $1.164
Accumulation unit value at end of period ........................        $1.226
Percentage change in accumulation unit value ....................          5.31%
Number of accumulation units outstanding at end of period........        38,326

-------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST:
-------------------------------------------------------------------------------
GROWTH & INCOME PORTFOLIO (f)
Accumulation unit value at beginning of period ..................       $1.084
Accumulation unit value at end of period ........................       $1.035
Percentage change in accumulation unit value ....................        -4.53%
Number of accumulation units outstanding at end of period........       10,513

-------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
-------------------------------------------------------------------------------
LIMITED MATURITY BOND PORTFOLIO (e)
Accumulation unit value at beginning of period ..................        $1.086
Accumulation unit value at end of period ........................        $1.124
Percentage change in accumulation unit value ....................          3.49%
Number of accumulation units outstanding at end of period........       437,199

PARTNERS PORTFOLIO (e)
Accumulation unit value at beginning of period ..................       $1.363
Accumulation unit value at end of period ........................       $1.355
Percentage change in accumulation unit value ....................        -0.62%
Number of accumulation units outstanding at end of period........      405,603

-------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
-------------------------------------------------------------------------------
NOVA FUND (h)
Accumulation unit value at beginning of period ..................      $18.407
Accumulation unit value at end of period ........................      $17.603
Percentage change in accumulation unit value ....................         -4.37%
Number of accumulation units outstanding at end of period........          582

OTC FUND (h)
Accumulation unit value at beginning of period ..................       $39.086
Accumulation unit value at end of period ........................       $36.557
Percentage change in accumulation unit value ....................         -6.47%
Number of accumulation units outstanding at end of period........        10,678

-------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS:
-------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (g)
Accumulation unit value at beginning of period ..................        $1.000
Accumulation unit value at end of period ........................        $0.775
Percentage change in accumulation unit value ....................        -22.50%
Number of accumulation units outstanding at end of period........       221,920

                                                                           CV320

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (g)
Accumulation unit value at beginning of period ..................        $1.000
Accumulation unit value at end of period ........................        $0.847
Percentage change in accumulation unit value ....................        -15.30%
Number of accumulation units outstanding at end of period........        48,140

-------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:
--------------------------------------------------------------------------------
STRONG MID CAP GROWTH FUND II (e)
Accumulation unit value at beginning of period ..................        $3.050
Accumulation unit value at end of period ........................        $3.377
Percentage change in accumulation unit value ....................         10.72%
Number of accumulation units outstanding at end of period........      382,524

--------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II:
--------------------------------------------------------------------------------
OPPORTUNITY FUND II
Accumulation unit value at beginning of period ..................        $1.852
Accumulation unit value at end of period ........................        $1.945
Percentage change in accumulation unit value ....................          5.05%
Number of accumulation units outstanding at end of period........       170,917

--------------------------------------------------------------------------------
THE VAN ECK WORLDWIDE INSURANCE TRUST:
--------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS FUND (a)
Accumulation unit value at beginning of period ..................        $1.006
Accumulation unit value at end of period ........................        $1.086
Percentage change in accumulation unit value ....................          7.92%
Number of accumulation units outstanding at end of period........       174,519

WORLDWIDE BOND FUND (a)
Accumulation unit value at beginning of period ..................        $1.070
Accumulation unit value at end of period ........................        $1.028
Percentage change in accumulation unit value ....................         -3.89%
Number of accumulation units outstanding at end of period........        47,338

WORLDWIDE EMERGING MARKETS FUND
Accumulation unit value at beginning of period ..................        $1.044
Accumulation unit value at end of period ........................        $0.783
Percentage change in accumulation unit value ....................        -25.00%
Number of accumulation units outstanding at end of period........       220,289

WORLDWIDE REAL ESTATE FUND (f)
Accumulation unit value at beginning of period ..................        $0.828
Accumulation unit value at end of period ........................        $0.938
Percentage change in accumulation unit value ....................         13.26%
Number of accumulation units outstanding at end of period........        17,257

------------
(a)  This unit value was $1.000 on the inception date of June 1, 1995.
(b)  This unit value was $1.000 on the inception date of May 1, 1993.
(c)  This unit value was $1.000 on the inception date of December 3, 1965.
(d)  This unit value was $1.000 on the inception date of May 19, 1981.
(e)  This unit value was $1.000 on the inception date of May 1, 1997.
(f)  This unit value was $1.000 on the inception date of May 1, 1998.
(g)  This unit value was $1.000 on the inception date of May 1, 2000.
(h) These unit values were $18.407 for Rydex Nova and $39.086 for Rydex OTC on the inception date of May 1, 2000.

                                                                           CV320

There are no accumulation unit values shown for the sub-accounts investing Pioneer Fund VCT Portfolio, Pioneer Equity-Income VCT Portfolio and Pioneer Europe VCT Portfolio because they were not available under the Contract until the date of this supplement.

6. The following is added to Appendix B:

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the Contract:

PIONEER FUND VCT PORTFOLIO

The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER EQUITY-INCOME VCT PORTFOLIO

The Pioneer Equity-Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

                                                                           CV320